UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Global Bond Portfolio

Portfolio Performance: For the 12 months ended December 31, 2007, Maxim Global Bond Portfolio returned 13.57% net of fees, while its benchmark, the Citigroup World Government Bond Index, returned 5.68% net of fees. Of course, past performance is no guarantee of future results.

During the year under review, many parts of the world enjoyed strong economic growth although concerns regarding future growth increased as the period progressed. Financial market volatility rose significantly in the second half of the year due to rising risk aversion and effects from problems in the U.S. subprime housing market. The resulting credit crunch hit the U.S. particularly hard and led the Federal Reserve Board to lower interest rates one percentage point in anticipation of a slowdown in 2008. This contrasted, however, with continued robust economic growth and improving fundamentals in many areas of the developing world. The Portfolio’s outperformance relative to the benchmark index was largely a result of our investments in some of these growing economies. Thus, the Portfolio’s currency allocation benefited performance as the U.S. dollar fell relative to many other currencies. Although two of the benchmark index’s large currency exposures, the euro and yen, appreciated against the U.S. dollar, their performance did not match that of the Portfolio’s overweighted allocations to the Brazilian real, the Polish zloty or the Canadian dollar. Brazil and Poland benefited from strong economic growth and Brazil and Canada had strong trade and current account surpluses. Conversely, moderating growth and large current account deficits hurt the U.S. dollar. Our strategy of investing in the currencies of economies with strong fundamentals did not universally outperform the benchmark, however, as the Portfolio’s overweighted exposure to the Malaysian ringgit and Swedish krona hampered relative performance because these currencies appreciated less versus the U.S. dollar than other currencies. Interest rate exposure also boosted relative performance. Although the Portfolio maintained low overall duration due to strong economic growth and what we believed were expensive valuations in many parts of the world, we utilized in-depth country analysis to find select opportunities. Specifically, interest rate exposure in Indonesia and Brazil benefited relative performance because target rates in both countries declined.

	MAXIM GLOBAL BOND PORTFOLIO	CITIGROUP WORLD GOVT BOND INDEX
	BALANCE	BALANCE

	10,000.00	10,000.00
1999	9,875.00	10,134.57
2000	10,765.73	11,219.18
2001	11,132.84	11,918.88
2002	12,306.24	12,868.81

2003	13,211.98	13,122.57
2004	13,851.44	13,755.53
2005	13,937.31	14,459.31
2006	16,007.01	14,909.37
2007	18,179.16	15,755.85

Maxim Global Bond Portfolio

Total Return –

One Year:	13.57%
Five Year:	8.12%
Since Inception:	7.28%

Portfolio Inception: 7/26/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Global Bond Portfolio, made at its inception, with the performance of the Citigroup World Government Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Global Bond Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Global Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2007 and 2006

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$123,609,138
Cash	4,289
Cash denominated in foreign currencies (2)	8,627,090
Interest receivable	2,323,203
Subscriptions receivable	208,477
Unrealized appreciation on forward foreign currency contracts	2,260,329

Total assets	137,032,526

LIABILITIES:
Due to investment adviser	149,433
Redemptions payable	1,756,963
Unrealized depreciation on forward foreign currency contracts	536,274

Total liabilities	2,442,670

NET ASSETS	$134,589,856

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,285,366
Additional paid-in capital	118,038,577
Net unrealized appreciation on investments and forward foreign currency contracts	14,282,790
Undistributed net investment income	266,752
Accumulated net realized gain on investments and forward foreign currency contracts	716,371

NET ASSETS	$134,589,856

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$10.47

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	12,853,655

(1) Cost of investments in securities:	$111,428,767
(2) Cost of cash denominated in foreign currencies:	8,248,726

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$5,560,092
Foreign withholding tax	(234,738)

Total income	5,325,354

EXPENSES:
Management fees	2,114,681

NET INVESTMENT INCOME	3,210,673

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	9,486,927
Net realized gain on forward foreign currency contracts	6,340,685
Change in net unrealized appreciation on investments	1,833,480
Change in net unrealized appreciation on forward foreign currency contracts	(1,317,997)

Net realized and unrealized gain on investments and forward foreign currency contracts	16,343,095

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,553,768

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,210,673	$7,685,538
Net realized gain on investments	9,486,927	2,612,062
Net realized gain on forward foreign currency contracts	6,340,685	5,455,628
Change in net unrealized appreciation on investments	1,833,480	15,528,282
Change in net unrealized appreciation on forward foreign currency contracts	(1,317,997)	3,467,734

Net increase in net assets resulting from operations	19,553,768	34,749,244

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,362,165)	(17,422,590)
From net realized gains	(4,298,795)	(735,173)

Total distributions	(18,660,960)	(18,157,763)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	61,256,947	98,569,040
Reinvestment of distributions	18,660,960	18,157,763
Redemptions of shares	(210,776,572)	(114,458,372)

Net increase (decrease) in net assets resulting from share transactions	(130,858,665)	2,268,431

Total increase (decrease) in net assets	(129,965,857)	18,859,912

NET ASSETS:
Beginning of period	264,555,713	245,695,801

End of period (1)	$134,589,856	$264,555,713

OTHER INFORMATION:

SHARES:
Sold	5,480,394	9,310,582
Issued in reinvestment of distributions	1,771,918	1,722,802
Redeemed	(19,213,702)	(10,840,938)

Net increase (decrease)	(11,961,390)	192,446

(1) Including overdistributed (undistributed) net investment income	$266,752	$517,389

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.66	$9.98	$10.63	$10.47	$10.34

Income from Investment Operations

Net investment income	1.24	0.67	0.60	0.25	0.17
Net realized and unrealized gain (loss)	0.19	0.78	(0.52)	0.25	0.58

Total Income From Investment Operations	1.43	1.45	0.08	0.50	0.75

Less Distributions

From net investment income	(1.24)	(0.74)	(0.54)	(0.25)	(0.19)
From net realized gains	(0.38)	(0.03)	(0.19)	(0.09)	(0.43)

Total Distributions	(1.62)	(0.77)	(0.73)	(0.34)	(0.62)

Net Asset Value, End of Period	$10.47	$10.66	$9.98	$10.63	$10.47

Total Return	13.57%	14.85%	0.62%	4.84%	7.36%

Net Assets, End of Period ($000)	$134,590	$264,556	$245,696	$226,930	$133,333

Ratio of Expenses to Average Net Assets	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of Net Investment Income to Average Net Assets	1.98%	3.09%	1.95%	2.00%	2.12%

Portfolio Turnover Rate	33.83%	46.42%	246.45%	245.82%	225.08%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $44,480,527 and $125,989,665, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $7,239,896, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $111,139,320. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,928,801 and gross depreciation of securities in which there was an excess of tax cost over value of $458,983 resulting in net appreciation of $12,469,818.

5.	FORWARD FOREIGN CURRENCY CONTRACTS

As of December 31, 2007, the Portfolio held the following forward foreign currency contracts:

	Delivery Value (Foreign Currency)	Settlement Date	Net Unrealized Appreciation (Depreciation)

Short Contracts:
Euro Dollar (U.S. Dollar)	2,393,801	February 2008	$(248,822)
Korean Won (Swiss Franc)	4,618,279,500	November 2008	(15,006)
Mexican Peso (Chilean Peso)	18,541,182	May 2008	(14,634)
Mexican Peso (Chilean Peso)	6,190,025	June 2008	(3,302)
Mexican Peso (Chilean Peso)	2,296,263	September 2008	1,461
Mexican Peso (Indian Rupee)	28,863,545	January 2008	(4,990)
Mexican Peso (Indian Rupee)	40,922,700	May 2008	82,570
New Zealand Dollar (Indian Rupee)	4,675,946	February 2008	(8,135)
Romanian New Leu (Euro Dollar)	4,085,333	December 2008	93,721
Romanian New Leu (Norwegian Krone)	3,700,000	November 2008	97,959
Romanian New Leu (Swedish Krona)	2,639,961	December 2008	61,908

Long Contracts:
Chilean Peso (Mexican Peso)	856,358,766	May 2008	82,084
Chilean Peso (Mexican Peso)	283,967,400	June 2008	19,394
Chilean Peso (Mexican Peso)	104,411,075	September 2008	4,846
Euro Dollar (Romanian New Leu)	1,115,000	December 2008	(9,840)
Indian Rupee (Mexican Peso)	116,034,336	January 2008	312,168
Indian Rupee (Mexican Peso)	154,462,731	May 2008	114,500
Indian Rupee (New Zealand Dollar)	139,750,000	February 2008	18,588
Icelandic Krona (U.S. Dollar)	15,000,000	January 2008	4,223
Japanese Yen (U.S. Dollar)	57,777,500	July 2008	33,680
Japanese Yen (U.S. Dollar)	293,532,200	August 2008	82,481
Japanese Yen (U.S. Dollar)	854,238,000	November 2008	155,074
Korean Won (U.S. Dollar)	6,000,000,000	August 2008	(86,494)
Kazakhstan Tenge (U.S. Dollar)	654,212,700	February 2008	80,509
Kazakhstan Tenge (U.S. Dollar)	91,854,000	July 2008	(20,778)
Kazakhstan Tenge (U.S. Dollar)	32,475,000	December 2008	597
Maylasian Ringgit (U.S. Dollar)	25,342,500	July 2008	233,114
Norwegian Krone (Romanian New Leu)	8,205,811	November 2008	(21,947)
Norwegian Krone (U.S. Dollar)	35,000,000	January 2008	168,294
Polish Zloty (U.S. Dollar)	30,500,000	August 2008	43,514
Romanian New Leu (U.S. Dollar)	8,332,048	February 2008	426,869
Swedish Krona (Romanian New Leu)	6,814,320	December 2008	(13,458)
Swedish Krona (U.S. Dollar)	19,737,900	April 2008	49,687
Swiss Franc (Korean Won)	5,464,579	November 2008	(65,576)
Swiss Franc (U.S. Dollar)	3,482,217	October 2008	75,376
Swiss Franc (U.S. Dollar)	2,212,840	November 2008	(5,580)

Net Appreciation			$1,724,055

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$15,598,654	$17,831,598
Long-term capital gain	3,062,306	326,165

	$18,660,960	$18,157,763

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$761,481
Undistributed capital gains	126,550

Net accumulated earnings	888,031

Net unrealized appreciation on investments	12,469,818
Net unrealized appreciation on foreign currency	378,364
Net unrealized appreciation on foreign forward contracts	1,529,700
Capital loss carryforwards	0
Post-October currency losses	0
Post-October losses	0

Total distributable tax basis earnings	$15,265,913

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2007 the Portfolio reclassified $10,900,855 from accumulated realized gain on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

BONDS

Par Value ($)		Value ($)

AGENCY — 11.82%
7,250,000	Fannie Mae **	7,259,302
	5.750% February 15, 2008
7,350,000	Federal Home Loan Bank **	7,349,787
	4.625% February 8, 2008
		$14,609,089

CANADIAN - PROVINCIAL — 9.84%
5,200,000	Province of British Columbia	5,310,697
CAD	Unsubordinated Debentures
	6.000% June 9, 2008
6,765,000	Province of Ontario	6,851,092
CAD	Notes
	3.875% March 8, 2008
		$12,161,789

FOREIGN BANKS — 6.29%
560,000,000	KfW Bankengruppe ‡	5,013,643
JPY	Foreign Government Guaranteed Bonds
	.650% August 8, 2011
3,880,000	KfW Bankengruppe	2,760,815
NZD	Foreign Government Guaranteed Bonds
	6.375% February 17, 2015
		$7,774,458

FOREIGN GOVERNMENTS — 56.70%
120,000	Deutsche Bundesrepublik	171,940
EUR	Bonds
	3.750% July 4, 2013
3,837,500	Government of Argentina ‡	3,469,100
	Bonds
	5.389% August 3, 2012
4,705,000	Government of Australia	4,068,491
AUD	Notes
	6.000% July 14, 2009
2,350,000	Government of Australia	2,065,804
AUD	Bonds
	8.000% March 1, 2008
600,000	Government of Belgium	875,064
EUR	Bonds
	4.250% September 28, 2014
140,000	Government of Brazil	698,451
BRL	Notes
	10.000% January 1, 2017
100,000	Government of Brazil	879,566
BRL	Notes
	6.000% May 15, 2045
1,110,000	Government of Brazil	5,685,819
BRL	Notes
	10.000% January 1, 2012
1,320,000	Government of Brazil	6,872,899
BRL	Notes
	10.000% January 1, 2014
200,000	Government of Brazil	1,750,173
BRL	Notes
	6.000% May 15, 2015
290,000	Government of France	419,959
EUR	Bonds
	4.000% April 25, 2013
34,700,000,000	Government of Indonesia	3,842,808
IDR	Bonds
	11.000% November 15, 2020
10,000,000,000	Government of Indonesia	1,158,092
IDR	Bonds
	11.500% September 15, 2019
37,750,000,000	Government of Indonesia	4,191,002
IDR	Bonds
	10.750% May 15, 2016
2,400,000,000	Government of Indonesia	282,432
IDR	Bonds
	12.000% September 15, 2026
4,235,000	Government of Iraq	2,773,925
	Bonds
	5.800% January 15, 2028
1,060,000	Government of Ireland	1,574,880
EUR	Bonds
	4.600% April 18, 2016
159,000,000	Government of Korea	161,560
KRW	Bonds
	5.000% September 10, 2016
371,000,000	Government of Korea	381,563
KRW	Bonds
	4.750% March 10, 2012
159,000,000	Government of Korea	166,241
KRW	Bonds
	5.250% September 10, 2012
3,959,000,000	Government of Korea	4,165,293
KRW	Bonds
	5.500% September 10, 2017
2,220,000	Government of Malaysia ~	655,109
MYR	Zero Coupon
	3.500% September 23, 2008
16,160,000	Government of Malaysia	4,957,440
MYR	Bonds
	6.450% July 1, 2008
290,000	Government of Malaysia	91,279
MYR	Bonds
	7.000% March 15, 2009
28,400,000	Government of Mexico	2,576,330
MXP	Bonds
	8.000% December 17, 2015
23,400,000	Government of Mexico	2,491,729
MXP	Bonds
	10.000% December 5, 2024
9,280,000	Government of Peru	3,585,724
PEN	Bonds
	8.600% August 12, 2017
1,800,000	Government of Poland	724,569
PLN	Bonds
	5.750% September 23, 2022
59,925,000	Government of Sweden	9,347,121
SEK	Bonds
	5.000% January 28, 2009
		$70,084,363

SUPRANATIONALS — 3.48%
42,000,000	Inter-American Development Bank	3,407,591
MXP	Senior Unsubordinated Notes
	7.500% December 5, 2024
1,300,000	Inter-American Development Bank	898,864
NZD	Senior Unsecured Notes
	6.000% December 15, 2017
		$4,306,455

TOTAL BONDS — 88.13%		$108,936,154
(Cost $96,994,587)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

10,750,000	Federal Home Loan Bank	10,749,029
	3.300% January 2, 2008
13,000,000	Government of Sweden ~	1,970,395
SEK	3.690% June 18, 2008
13,000,000	Government of Sweden ~	1,953,560
SEK	3.750% September 17, 2008
		$14,672,984
TOTAL SHORT-TERM INVESTMENTS — 11.87%
(Cost $14,434,180)

TOTAL MAXIM GLOBAL BOND PORTFOLIO — 100%		$123,609,138
(Cost $111,428,767)

Legend

** Security is an agency note with maturity date and interest rate indicated.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

‡ Represents the current interest rate for variable rate security.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of net assets.  These industry classifications are unaudited.

See Attached Summary of Investments by Country.

See Notes to Financial Statements.

Currency Abbreviations
AUD	–	Australian Dollars
BRL	–	Brazilian Real
CAD	–	Canadian Dollars
EUR	–	Euro Dollars
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
KRW	–	Korean Won
MXP	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollars
PEN	–	Peruvian New Sol
PLN	–	Polish Zloty
SEK	–	Swedish Krona

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO SUMMARY OF INVESTMENTS BY COUNTRY DECEMBER 31, 2007 UNAUDITED

Country	Value ($)	% of Portfolio Investments

Argentina	$3,469,100	2.81%
Australia	6,134,295	4.96%
Belgium	875,064	0.71%
Brazil	15,886,908	12.85%
Canada	12,161,789	9.84%
Denmark	171,940	0.14%
France	419,959	0.34%
Germany	7,774,458	6.29%
Indonesia	9,474,334	7.66%
Iraq	2,773,925	2.24%
Ireland	1,574,880	1.27%
Korea	4,874,657	3.94%
Latin America	4,306,454	3.48%
Malaysia	5,703,828	4.61%
Mexico	5,068,059	4.10%
Peru	3,585,724	2.90%
Poland	724,569	0.59%
Sweden	13,271,076	10.74%
United States	25,358,119	20.53%

	$123,609,138	100.00%

Summary of Investments by Country

Maxim Global Bond Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Country	Value ($)	Investments
Argentina	3,469,100	2.81%
Australia	6,134,295	4.96%
Belgium	875,064	0.71%
Brazil	15,886,908	12.85%
Canada	12,161,789	9.84%
Denmark	171,940	0.14%

France	419,959	0.34%
Germany	7,774,458	6.29%
Indonesia	9,474,334	7.66%
Iraq	2,773,925	2.24%
Ireland	1,574,880	1.27%
Korea	4,874,657	3.94%
Latin America	4,306,454	3.48%
Malaysia	5,703,828	4.61%
Mexico	5,068,059	4.10%
Peru	3,585,724	2.90%
Poland	724,569	0.59%
Sweden	13,271,076	10.74%
United States	25,358,119	20.53%
	$ 123,609,138	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Global Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 1,047.07	$ 6.71

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,018.65	$ 6.61

*Expenses are equal to the Portfolio's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that

_________________________

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008